ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2015
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE

9.             ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2015	2014
	(Dollars in Thousands)

Investment and mortgage-backed securities	$997	$520
Loans receivable	139	118
FHLB stock	62	-

Total	$1,198	$638